Share capital - Stock options (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share capital
Maximum number of shares that can be issued	24,750,000	15,000,000
Outstanding options that are subject to an escrow agreement	0
Maximum
Share capital
Maximum exercisable period from the date of grant	10 years
Consultants and investor
Share capital
Percentage of shares reserved for issuance under the stock option plan	10
Insiders
Share capital
Percentage of shares reserved for issuance under the stock option plan	2